Inventories (Details) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Inventories [Line Items]
Finished products	$ 83,843,751	$ 74,897,803
In process products	3,109,463	2,861,150
Raw material	127,732,091	114,911,632
In transit raw material	8,488,881	5,236,825
Materials and products	6,206,087	5,618,614
Realizable net value estimate and obsolescence	(1,318,036)	(1,538,133)
Total	$ 228,062,237	$ 201,987,891